PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost	$ 391	$ 147
Accumulated depreciation	124	86
Depreciated cost	267	61
Depreciation expenses	38	25
Computers and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	32	28
Accumulated depreciation	27	20
Clinical and Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	359	119
Accumulated depreciation	$ 97	$ 66